Statements of Stockholders' Deficit - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance at Jul. 16, 2023	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Jul. 16, 2023	0
Issuance of common stock to founders	$ 693			693
Issuance of common stock to PIPE investors (in shares)	6,928,564
Stock-based compensation - restricted stock	$ 50			50
Stock-based compensation - restricted stock (in Shares)	506,391
Net loss			(630,935)	(630,935)
Ending balance at Dec. 31, 2023	$ 743		(630,935)	(630,192)
Ending balance (in shares) at Dec. 31, 2023	7,434,955
Stock-based compensation - restricted stock	$ 889	144,738		145,627
Stock-based compensation - restricted stock (in Shares)	8,885,884
Net loss			(8,028,536)	(8,028,536)
Ending balance at Dec. 31, 2024	$ 1,632	$ 144,738	$ (8,659,471)	$ (8,513,101)
Ending balance (in shares) at Dec. 31, 2024	16,320,839